Average Annual Total Returns - Voya Solution 2060 Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Date 2060+ Index 1 Yr		Class ADV S&P Target Date 2060+ Index 5 Yrs		Class ADV S&P Target Date 2060+ Index 10 Yrs	Class ADV S&P Target Date 2060+ Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2060+ Index 1 Yr		Class I S&P Target Date 2060+ Index 5 Yrs		Class I S&P Target Date 2060+ Index 10 Yrs	Class I S&P Target Date 2060+ Index Since Inception		Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Date 2060+ Index 1 Yr		Class S S&P Target Date 2060+ Index 5 Yrs		Class S S&P Target Date 2060+ Index 10 Yrs	Class S S&P Target Date 2060+ Index Since Inception		Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Date 2060+ Index 1 Yr		Class S2 S&P Target Date 2060+ Index 5 Yrs		Class S2 S&P Target Date 2060+ Index 10 Yrs	Class S2 S&P Target Date 2060+ Index Since Inception		Class T 1 Yr	Class T 5 Yrs	Class T 10 Yrs	Class T Since Inception	Class T Inception Date	Class T S&P Target Date 2060+ Index 1 Yr		Class T S&P Target Date 2060+ Index 5 Yrs		Class T S&P Target Date 2060+ Index 10 Yrs	Class T S&P Target Date 2060+ Index Since Inception
Total	15.62%	10.58%		8.71%	Feb. 09, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]	16.14%	11.12%		9.21%	Feb. 09, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]	15.90%	10.85%		8.88%	Feb. 09, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]	15.73%	10.67%		8.78%	Feb. 09, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]	15.32%	10.30%		8.42%	Feb. 09, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.